SEGMENT INFORMATION - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 43,032	$ 37,168	$ 22,823
Other non IFRS 15 revenue	724
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	20,202	21,983	13,637
Other non IFRS 15 revenue	46
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,218	1,772	655
Other non IFRS 15 revenue	7
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,145	2,909	411
Other non IFRS 15 revenue	330
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,059	2,961	2,884
Other non IFRS 15 revenue	3
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,860	4,691	3,273
Other non IFRS 15 revenue	103
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,050	969	711
Other non IFRS 15 revenue	34
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,800	1,736	1,252
Other non IFRS 15 revenue	201
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	698	147	0
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28,822	30,847	20,874
Other non IFRS 15 revenue	104
Business services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	19,697
Business services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	324
Business services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	687
Business services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,042
Business services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,990
Business services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	626
Business services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	456
Business services | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Infrastructure services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,559	2,418	3
Other non IFRS 15 revenue	612
Infrastructure services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	377
Infrastructure services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,609
Infrastructure services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,569
Infrastructure services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	17
Infrastructure services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	117
Infrastructure services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	618
Infrastructure services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	247
Infrastructure services | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5
Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9,651	3,896	1,939
Other non IFRS 15 revenue	8
Industrials | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	128
Industrials | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,285
Industrials | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,889
Industrials | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Industrials | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	753
Industrials | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	806
Industrials | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,097
Industrials | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	693
Corporate and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	$ 7	$ 7
Other non IFRS 15 revenue	0
Corporate and other | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate and other | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 0